Capital Trust securities	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Capital Trust securities

Note 1 6	Capital Trust securities

CIBC Capital Trust was a trust wholly owned by CIBC and established under the laws of the Province of Ontario. CIBC Tier 1 Notes were issued on March 13, 2009. CIBC Capital Trust was not consolidated by CIBC and the senior deposit notes issued by CIBC to CIBC Capital Trust were reported as Deposits – Business and government on the consolidated balance sheet.
T
he Notes were structured to achieve Tier 1 regulatory capital treatment and, as such, had features of equity capital. Under the OSFI Capital Adequacy Requirements (CAR) Guideline, any Tier 1 Notes outstanding as of November 1, 2021 would not be recognized as regulatory capital. With OSFI’s prior approval, on November 1, 2021, CIBC Capital Trust redeemed its remaining

$
300
million of Tier 1 Notes at

100
%
of their principal amount together with accrued and unpaid interest up to but excluding the redemption date. As a result of the redemption of the Tier 1 Notes by CIBC Capital Trust, CIBC also redeemed the corresponding senior deposit notes issued by CIBC to CIBC Capital Trust on November 1, 2021.